Shareholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of Share Based Compensation

For the periods ended June 30, 2023 and 2022, the Company recorded share based compensation as follows:

	Three-Month Period		Six-Month Period
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Shared-Based Compensation:
Cost of Sales	5,288	28,577	12,167	37,102
Technology and development	13,386	32,962	26,772	32,962
Sales, general and administrative	130,793	351,672	268,795	1,312,657
Total	149,467	413,211	307,734	1,382,721
Share-based compensation related to Equity Plans was allocated as follows
Cost of sales	$62,099
Technology and development	59,734
Sales, general and administrative	2,179,902
Total	$2,301,735
Cost of sales	$7,940
Technology and development	19,226
Sales, general and administrative	3,860,686
Total	$3,887,852

Schedule of Equity Incentive Plans	options have been authorized under the Equity Incentive Plans as follows
Options Authorized
2016 Plan	1,139,544
2017 Plan	604,832
2021 Plan	12,000,000
13,744,376

Schedule of weighted Average Assumptions Used to Value Options Granted to Employees	The weighted average assumptions used to value options granted to employees and warrants to contractors for the twelve-month period ending December 31, 2021, was as follows
Risk-free Interest rate	0.27% – 2.92%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	61.7% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	2.8%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	63.9% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Issuance	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Inducement date	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0

Schedule of Common Stock Option Award Activity	The following table summarizes common stock option and warrant award activity
	Options	Weighted Average Exercise Price	Remaining Life	Aggregate Intrinsic Value for the Activity During the Years
Balance, January 1, 2021	1,574,126	$2.71	5.0	—
Granted	1,607,500	4.33	10.0
Exercised	(65,000)
(Forfeiture)	—
Balance, December 31, 2021	3,116,626	$4.44	7.0
Exercisable, December 31, 2021	2,405,534	$3.25	6.3

Balance, January 1, 2022	3,116,626	$4.44	7.0
Granted	517,500
Exercised	(6,060)
(Forfeiture)	(555,000)
Balance, December 31, 2022	3,073,066	$5.22	6.0
Exercisable, December 31, 2022	2,711,448	$3.40	7.1